NORTHERN LIGHTS FUND TRUST II

May 4, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust II – Acclivity Small Cap Value Fund, Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund

Post Effective Amendment No. 618 to the Registration Statement on Form N-1A

(File No. 333-174926, CIK No. 0001518042)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust II (the “Trust”), on behalf of the Acclivity Small Cap Value Fund, Dynamic International Opportunity Fund and the Dynamic U.S. Opportunity Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 618 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2026 (SEC Accession No.0001580642-26-002804).

Questions related to this filing should be directed to David J. Baum of Vedder Price P.C. at

(202) 312-3375.

Very truly yours,

/s/ Kent Barnes

Kent Barnes

Secretary

cc: David J. Baum, Esq.